Business Combination, Significant Transaction and Sale of Business (Details Textual 2) ₪ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Nov. 30, 2019 USD ($)	Jan. 18, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 ILS (₪)	Nov. 25, 2018 USD ($)	Mar. 13, 2018 USD ($)
Business Combination, Significant Transaction and Sale of Business (Textual)
Revenue				$ 1,701,115	$ 1,492,988	$ 1,355,139
Pleasant Valley Business Solutions, LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash										$ 5,490
Fair value of total consideration										2,819
Total cash consideration										7,590
Deposited at closing in escrow										$ 6,500
Alius Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash			$ 16,366
Estimated fair value of contingent payment			2,960
Fair value of total consideration			6,241
Assets acquired remaining balance			$ 3,000
Percentage of subsidiary outstanding shares			50.10%						49.90%
Total cash consideration			$ 3,241						$ 13,802
Unique Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	[1]	$ 15,790
Description of business combination		Michpal acquired all of the share capital of Unique Software Industries Ltd. (“Unique”), an Israeli-based company and a provider of integrated solutions in the field of payroll, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, for a total cash consideration of NIS 48,650 (approximately $14,049) or NIS 44,945 (approximately $12,979) net of acquired cash. In accordance with the purchase agreement the seller may also be entitled to receive a performance-based payment capped at NIS 12,218 (approximately $3,528), estimated on the date of the acquisition at NIS 9,736 (approximately $2,811), subject to certain milestones to be met by Unique over the following 4 years from the acquisition date.
Effective Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash							$ 6,173
Redeemable non-controlling interests							$ 320
Percentage of subsidiary outstanding shares							80.00%	80.00%
Percentage of remaining assets acquired							20.00%	20.00%
Description of business combination				Due to the put option, a financial liability was recorded in an amount of NIS 3,028 (approximately $808) as of the acquisition date. Unaudited pro forma condensed profit or loss for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial.
Total cash consideration							$ 6,516
Effective Solutions Ltd [Member] | NIS [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total cash consideration | ₪								₪ 24,000

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic Software's management believe the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period